Provision for legal proceedings and judicial deposits - Summary of Provision for Legal Proceedings and Judicial Deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Provision for legal proceedings	R$ 1,354,171	R$ 1,363,168	R$ 1,348,157
Judicial deposit	943,457	878,807
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	589,180	534,131	501,247
Judicial deposit	476,706	460,484
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	332,527	362,725
Judicial deposit	220,933	199,526
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	432,464	466,312	R$ 471,349
Judicial deposit	R$ 245,818	R$ 218,797